CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Profit for the year	$ 73,223	$ 2,139	$ 6,224
Adjustments for:
Depreciation and amortization	40,259	45,187	32,359
Net financing expense (income)	2,023	1,310	(19)
Loss on sale of fixed assets	0	3	11
Gain on leases change contracts	(377)	(2,103)	(2,705)
Gain on sale of business unit	(982)	(503)	(700)
Share-based compensation and restricted shares	42,818	14,490	15,809
Tax benefit	(948)	(9,581)	(2,636)
Change in trade and other receivables	(11,676)	(39,351)	36,466
Change in trade and other payables	26,845	25,882	(34,203)
Change in employee benefits	(69)	(23)	(290)
Income taxes received	2,231	1,168	3,184
Income taxes paid	(3,185)	(2,855)	(8,089)
Interest received	496	517	604
Interest paid	(570)	(1,117)	(942)
Net cash provided by operating activities	170,088	35,163	45,073
CASH FLOWS FROM INVESTING ACTIVITIES
Change in pledged deposits	(11)	229	841
Leases Receipt	2,454	2,885	1,669
Repayment of long-term loans	0	817	0
Acquisition of fixed assets	(3,378)	(594)	(1,063)
Acquisition and capitalization of intangible assets	(4,966)	(4,858)	(5,672)
Proceeds from sale of intangible assets	0	0	6
Proceeds from sale of business unit	415	232	0
Increase in bank deposit, net	0	0	(57)
Acquisition of subsidiaries, net of cash acquired	(11,001)	6,208	23,714
Net cash provided by (used in) investing activities	(16,487)	4,919	19,438
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of loans	0	0	(17,273)
Acquisition of own shares	(6,643)	(9,965)	(24,737)
Proceeds from exercise of share options	1,370	949	1,824
Leases repayment	(10,009)	(13,351)	(12,607)
Issuance of shares, net of issuance cost	134,558	0	0
Payment of financial liability	(2,414)	0	0
Net cash provided by (used in) financing activities	116,862	(22,367)	(52,793)
Net increase in cash and cash equivalents	270,463	17,715	11,718
CASH AND CASH EQUIVALENTS AS OF THE BEGINNING OF YEAR	97,463	79,047	67,073
EFFECT OF EXCHANGE RATE FLUCTUATIONS ON CASH AND CASH EQUIVALENTS	(209)	701	256
CASH AND CASH EQUIVALENTS AS OF THE END OF YEAR	$ 367,717	$ 97,463	$ 79,047